LORD ABBETT RESEARCH FUND, INC.

Lord Abbett Small Cap Value Fund

Supplement dated December 9, 2022 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

April 1, 2022, as supplemented

 The following table replaces the table in the subsection under “Management–Portfolio Managers” on page 8 of the summary prospectus and page 26 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
John C. Hardy, Portfolio Manager	2018
Qie Zhang, Portfolio Manager	2022

The following paragraph replaces the sixth paragraph under “Management and Organization of the Funds” beginning on page 47 of the statutory prospectus:

Small Cap Value Fund. John C. Hardy, Portfolio Manager, heads the Fund’s team. Mr. Hardy joined Lord Abbett in 2011. An additional member of the Fund’s team is Qie Zhang, Portfolio Manager. Ms. Zhang joined Lord Abbett in 2022. Ms. Zhang was formerly a Portfolio Manager and Research Analyst at Aberdeen Asset Management from 2008 to 2022. She previously worked at Bloomberg L.P. from 2001 to 2006. Mr. Hardy and Ms. Zhang are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Small Cap Value Fund”, in the subsection titled “Portfolio Manager Information–Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Small Cap Value Fund
John C. Hardy	8	7,273.8	1	117.8	2,253	611.6
Qie Zhang[1]	N/A	N/A	N/A	N/A	N/A	N/A

1 Qie Zhang was newly added to the Fund effective December 9, 2022 and her other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table under the heading “Small Cap Value Fund”, in the subsection titled “Portfolio Manager Information–Holdings of Portfolio Managers” on page 7-2 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Small Cap Value Fund
John C. Hardy	$100,001–$500,000
Qie Zhang[1]	N/A

1Qie Zhang was newly added to the Fund effective December 9, 2022 and her aggregate dollar range of securities will be reported in a future filing.

Please retain this document for your future reference.